PIMCO Municipal Income Opportunities Active Exchange-Traded Fund Investment Strategy - PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”).Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.The Fund may invest up to 30% of its total assets in high yield securities (those that are rated, at the time of purchase, below investment grade by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (commonly known as “junk bonds”)). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest, without limitation, in higher rated securities. The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 2 years of the portfolio duration of the securities comprising the Bloomberg Municipal Bond Index, as calculated by PIMCO, which, as of September 30, 2026, was 7.11 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. PIMCO’s management of the Fund generally seeks to focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The Fund may invest significantly in Municipal Bonds of specific projects, including those that finance education, health care, housing, transportation, utilities and other similar projects, and industrial development bonds. The Fund may invest significantly in issuers of particular jurisdictions, such as California and New York. The Fund may invest in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.